CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ 228	$ (502)	$ (3,490)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF INCOME TAX:
Unrealized gains (losses) on derivative instruments, net of income tax benefit of $0, $0, and ($14)	0	5	(13)
Reclassification of losses on settled derivative instruments, net of income tax expense of $0, $0 and $18	34	34	16
Net other comprehensive income	34	39	3
COMPREHENSIVE INCOME (LOSS)	262	(463)	(3,487)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2)	(3)	(3)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$ 260	$ (466)	$ (3,490)